Acquisitions (Fiscal 2016) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 18, 2015	Oct. 31, 2015	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Business Acquisition [Line Items]
Cash in transit				$ 499.7	$ 365.8
GT Nexus, Inc. [Member]
Business Acquisition [Line Items]
Majority ownership stake	81.48%
Cash purchase consideration, net of cash acquired	$ 550.0
Contributed revenues		$ 13.1
Contributed net loss		5.8
Transaction and merger related integration costs			$ 10.6
Acquired AR - Gross		37.1	37.1
Acquired AR allowance		0.6	0.6
Puttable redeemable noncontrolling interests, redemption price		150.0	$ 150.0
Accretion of redeemable noncontrolling interests, period			1 year
GT Nexus, Inc. [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average estimated useful life			3 years
GT Nexus, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average estimated useful life			6 years
GT Nexus, Inc. [Member] | Tradenames [Member]
Business Acquisition [Line Items]
Weighted average estimated useful life			3 years
Platform Settlement Services, LLC [Member]
Business Acquisition [Line Items]
Cash in transit		$ 16.5	$ 16.5
5.75% Senior Secured Notes due August 15, 2020 [Member]
Business Acquisition [Line Items]
Stated interest rates		5.75%	5.75%